Income tax - Disclosure of deferred tax assets and liabilities by nature (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 241,894	€ 155,715	€ 116,006
Deferred tax liabilities	17,616	1,584	444
Deferred tax assets, net	224,279	154,131	115,562
Unrecognized deferred tax assets	(230,127)	(154,131)	(115,562)
Total deferred taxes, net recognized in the statement of financial position	(5,848)	0	0
Retirement benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	157	189	157
Subsidies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0	12	24
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	476	591	135
Deferred tax liabilities	396	485	124
Royalty certificates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,427	0
Deferred tax liabilities	17,208	0	0
Other financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	1,678	351
Deferred tax liabilities	0	1,075	285
Provisions for AGA taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,454	142	83
Tax losses carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	228,239	152,372	114,946
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,568	744	335
Deferred tax liabilities	€ 11	€ 12	€ 10